Debt and Credit Agreements - Additional Information (Detail) Share data in Millions, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended												12 Months Ended					1 Months Ended				12 Months Ended	1 Months Ended					12 Months Ended					0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended			12 Months Ended									1 Months Ended
	Apr. 30, 2012 USD ($)	Mar. 30, 2009 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2014 USD ($) Tranche	Apr. 25, 2014 USD ($)	Dec. 31, 2013 USD ($)		Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)	Mar. 15, 2012	Dec. 31, 2014 Autoliv ASP Inc.	Dec. 31, 2014 Autoliv do Brazil Ltda	Dec. 31, 2014 OOO Autoliv	Dec. 31, 2014 Autoliv KK	Dec. 31, 2014 Autoliv Cankor Otomotiv Emniyet Sistemleri Sanayi ve Ticavet A.S.	Dec. 31, 2014 Banks Rated A- or Above USD ($)	Dec. 31, 2014 Banks Rated BBB+ USD ($)	Dec. 31, 2014 Swedish Program USD ($)	Dec. 31, 2014 Swedish Program SEK	Dec. 31, 2014 United States Program USD ($)	Jul. 31, 2013 European Investment Bank USD ($)	Jul. 31, 2013 European Investment Bank EUR (€)	Jun. 30, 2009 European Investment Bank USD ($)	Jun. 30, 2009 European Investment Bank EUR (€)	Dec. 31, 2012 European Investment Bank EUR (€)	Jan. 31, 2015 European Investment Bank Subsequent Event	Apr. 30, 2011 Syndicated By Banks Bank	Apr. 30, 2011 First Anniversary of April 2011 Loan Facility	Apr. 30, 2011 Second Anniversary of April 2011 Loan Facility	Nov. 30, 2014 U.S. Private Placement Notes USD ($)	Dec. 31, 2014 Senior Notes	Apr. 30, 2014 Senior Notes USD ($)	Dec. 31, 2014 Brazilian Development Bank USD ($)	Dec. 31, 2014 Russia USD ($)	Dec. 31, 2014 Japanese Banks USD ($)	Apr. 25, 2014 Senior Notes Five Year	Apr. 25, 2014 Senior Notes Five Year USD ($)	Apr. 25, 2014 Senior Notes Seven Year	Apr. 25, 2014 Senior Notes Seven Year USD ($)	Apr. 25, 2014 Senior Notes Ten Year	Apr. 25, 2014 Senior Notes Ten Year USD ($)	Apr. 25, 2014 Senior Notes Twelve Year	Apr. 25, 2014 Senior Notes Twelve Year USD ($)	Apr. 25, 2014 Senior Notes Fifteen Year	Apr. 25, 2014 Senior Notes Fifteen Year USD ($)	Dec. 31, 2014 Total Debt As Cash Flow Including Debt Related Derivatives USD ($)	Dec. 31, 2012 Fixed Rate Notes USD ($)	Dec. 31, 2012 Fixed Rate Notes SEK	Dec. 31, 2011 Floating Interest Rate of STIBOR + 3.9% USD ($)	Dec. 31, 2011 Floating Interest Rate of STIBOR + 3.9% SEK	Dec. 31, 2011 Floating Interest Rate of STIBOR + 0.95%	Dec. 31, 2014 Turkish Banks USD ($)	Dec. 31, 2014 Brazil Banks USD ($)	Mar. 31, 2013 Interest Rate Swaps USD ($)	Dec. 31, 2014 Maximum	Jul. 31, 2013 Maximum European Investment Bank	Dec. 31, 2014 Maximum Commercial Paper USD ($)	Dec. 31, 2014 Maximum Interest Rate Swaps	Dec. 31, 2014 Minimum	Dec. 31, 2014 Minimum Interest Rate Swaps
Debt And Credit Agreements [Line Items]
Total short-term debt including DRD				$ 79,000,000
Short-term portion of long-term debt				22,000,000																													18,000,000	2,000,000	1,000,000
Carrying value																																106,300,000
Debt maturity date				Apr. 30, 2014																											Apr. 30, 2014
Common stock issued in exchange of U.S treasury securities, shares	5.8
Common stock issued in exchange of U.S treasury securities, value	106,273,000	235,000,000
Notes and loans having fixed interest rates				165,000,000																										125,000,000
Fixed interest rate on notes and loans																														5.80%																	2.49%	2.49%							6.20%			5.40%	6.10%	2.50%
Weighted average interest rate on short-term debt				4.10%		3.50%																											13.00%	25.00%	1.60%
Percentage of ownership											100.00%	100.00%	100.00%	100.00%	100.00%
Short-term debt excluding commercial paper				307,000,000
Short-term debt excluding commercial paper, utilized amount				57,000,000
Unused short-term lines of credit				250,000,000
Long term debt issued					1,250,000,000																																208,000,000		275,000,000		297,000,000		285,000,000		185,000,000		45,000,000	350,000,000
Interest rate										3.854%																											2.84%		3.51%		4.09%		4.24%		4.44%							4.30%	13.90%
Long term debt issued, average interest rate					3.84%
Long term debt maturity period																																				5 years		7 years		10 years		12 years		15 years			5 years	5 years
Total long-term debt including DRD				1,521,200,000 [1]		279,100,000	[1]																																							1,512,000,000
Long-term debt				262,000,000
Senior notes				165,000,000
Number of tranches of notes				2
Nominal value																																																						60,000,000
Notes repurchased																																																	38,000,000	300,000,000
Floating interest rates on notes																																																			0.95%
Debt instrument maturity																																															2017-12	2017-12
Line of credit facility commitment fee percent																					0.26%	0.26%			0.30%		0.16%
Other long-term debt				14,000,000																																																9,000,000	4,000,000
Revolving credit facility amount			1,100,000,000					1,100,000,000	1,100,000,000												244,000,000	200,000,000	274,000,000	225,000,000
Number of banks syndicated on revolving credit facility																											13
Line of credit facility maturity period																												2017	2018
Financing costs			5,000,000
Line of credit extension fees								1,000,000	1,000,000
Irrevocable loan commitment, in months																					18 months	18 months	18 months	18 months		12 months
Expiration of loan commitment remaining amount																									225,000,000
Revolving credit facility maturity period																																																								7 years
Line of credit facility non utilization fee percent																					0.13%	0.13%
Unutilized long-term debt facilities				1,300,000,000
Commercial paper																		896,000,000	7,000,000,000	1,000,000,000
Calculated risk amount																150,000,000	50,000,000
Money market funds				429,000,000																																																					2,000,000,000
Government paper				$ 550,000,000

[1]	Debt as reported in balance sheet.